Administrative Expenses - Summary of Expenses by Nature and Function (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	$ 31,371,622	$ 33,105,199	$ 33,674,305
Fees and Remunerations for Services [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	2,722,767	3,980,217	2,547,784
Directors and syndics fees [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	472,614	222,405	364,805
Advertising and publicity [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	1,742,441	2,959,534	2,676,622
Taxes [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	7,362,438	7,051,537	7,056,470
Maintenance and Repairs of Assets and Systems [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	5,295,507	4,911,367	2,964,636
Electricity and communications [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	2,371,181	2,484,059	2,013,488
Representation and Travel Expenses [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	58,367	172,242	214,300
Stationery and office supplies [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	419,380	513,980	441,083
Rentals [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	308,848	135,793	1,730,626
Administrative Services under Contract [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	4,230,573	3,369,599	2,709,994
Security [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	1,162,314	1,332,404	1,169,699
Insurance [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	251,297	179,940	951,802
Armored Transportation Services [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	1,559,087	2,803,034	2,367,736
Others [member]
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	$ 3,414,808	$ 2,989,088	$ 6,465,260